Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (4,312)	$ (4,080)	$ (4,296)
Depreciation, depletion and amortization	(750)	(670)	(609)
Reversal (allowance) for expected credit losses	(7)	2	(22)
Employee compensation	(129)	(126)	(111)
Total	$ (5,198)	$ (4,874)	$ (5,038)